Condensed Interim Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (25,975,073)	$ (8,660,943)
Non-cash items:
Depreciation	26,343,052	25,625,382
Amortization of deferred drydock expenditure	2,595,076	1,971,213
Share based compensation	1,301,476	342,785
Amortization of deferred finance fees	2,229,288	2,423,720
Foreign exchange on operating leases	(165,908)	0
Changes in operating assets and liabilities:
Receivables, trade	(618,396)	(5,635,697)
Working capital advances	3,100,000	(150,000)
Prepayments	(27,388)	(211,017)
Advances and deposits	1,044,789	(1,882,936)
Other receivables	(943,258)	82,636
Inventories	(5,141,686)	(1,811,434)
Payables, trade	8,732,141	3,342,119
Accruals for capital items	(1,137,521)	0
Charter revenue received in advance	0	(507,780)
Other payables	59,635	45,759
Accrued interest on loans	255,317	(148,021)
Deferred drydock expenditure	(4,178,630)	(2,866,638)
Net cash provided by operating activities	7,472,914	11,959,149
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(16,562,821)	(259,035)
Payments for leasehold improvements	(52,384)	(12,277)
Payments for other non-current assets	(133,629)	(176,917)
Net cash used in investing activities	(16,748,834)	(448,229)
FINANCING ACTIVITIES
Proceeds from long-term debt	3,587,161	0
Repayments of long-term debt	(58,704,318)	(52,551,675)
Proceeds from finance leases	56,600,000	33,118,525
Repayments of finance leases	(4,583,547)	(1,393,373)
Payments for deferred finance fees	(1,051,000)	(823,227)
Net proceeds from equity offering	7,241,383	0
Net cash provided by / (used in) financing activities	3,089,679	(21,649,750)
Net decrease in cash and cash equivalents	(6,186,241)	(10,138,830)
Cash and cash equivalents at the beginning of the year	39,457,407	55,952,873
Cash and cash equivalents at the end of the period	$ 33,271,166	$ 45,814,043